Business Combination - Narrative (Details)		3 Months Ended		12 Months Ended
	Jan. 03, 2023 USD ($) segment $ / shares shares	Mar. 31, 2023 USD ($) segment Fund category	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Acquisition-related costs			$ 1,000,000
Cash and cash equivalents	$ 194,100,000
Number of operating segments | segment	2	2
Goodwill	$ 524,790,000	$ 530,760,000		$ 25,464,000	$ 22,185,000
Number of operating segments, number of revenue generating categories | category		3
Wealth Management Segment [Member]
Business Acquisition [Line Items]
Goodwill		$ 294,077,000		293,386,000
Assets under management and advisement		45,600,000,000
Asset Management Segment [Member]
Business Acquisition [Line Items]
Goodwill		236,683,000		231,404,000
Asset Management Segment [Member] | Alternatives Platform [Member]
Business Acquisition [Line Items]
Assets under management and advisement		8,300,000,000
Revenue from related parties		7,300,000
Asset Management Segment [Member] | Real Estate Public And Private [Member]
Business Acquisition [Line Items]
Assets under management and advisement		$ 12,800,000,000
Number of funds managed | Fund		2
Asset Management Segment [Member] | Fund Management [Member]
Business Acquisition [Line Items]
Number of funds managed | Fund		2
Asset Management Segment [Member] | Co Investment [Member]
Business Acquisition [Line Items]
Deployed capital		$ 7,600,000,000
Dummy		14.00%
Class A shares
Business Acquisition [Line Items]
Conversion ratio	1
Alvarium, TWMH And TIG [Member]
Business Acquisition [Line Items]
Acquisition-related costs	$ 17,800,000
Debt issuance costs	4,600,000
Total purchase consideration transferred	1,071,116,000
Earn-out consideration	$ 85,097,000
Weighted average useful life (in years)	21 years 6 months
Alvarium, TWMH And TIG [Member] | Wealth Management Segment [Member]
Business Acquisition [Line Items]
Goodwill	$ 293,400
Alvarium, TWMH And TIG [Member] | Asset Management Segment [Member]
Business Acquisition [Line Items]
Goodwill	231,400
Alvarium, TWMH And TIG [Member] | Long-Term Debt [Member]
Business Acquisition [Line Items]
Debt issuance costs	1,800,000
Alvarium, TWMH And TIG [Member] | Other Assets [Member]
Business Acquisition [Line Items]
Debt issuance costs	$ 2,800,000
Alvarium, TWMH And TIG [Member] | CGC Sponsor LLC [Member] | Class A shares | The Founder Shares [Member]
Business Acquisition [Line Items]
Business combination, shares purchased (in shares) | shares	8,625,000
Share price | $ / shares	$ 10.33
Conversion of stock upon closing, expense	$ 89,100,000
Alvarium, TWMH And TIG [Member] | CGC Sponsor LLC [Member] | Class B shares | The Founder Shares [Member]
Business Acquisition [Line Items]
Consideration received	$ 25,000,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 0.03
Umbrella [Member]
Business Acquisition [Line Items]
Voting interest acquired (in percent)	51.00%
TWMH, TIG, and Alvarium | Umbrella [Member]
Business Acquisition [Line Items]
Voting interest acquired (in percent)	100.00%
Alvarium Home REIT Advisors Ltd AHRA [Member] | Alvarium RE Limited ARE [Member] | Asset Management Segment [Member] | Entity Owned By Management Of Alvarium Home REIT Advisors Ltd AHRA [Member] | Fund Management [Member]
Business Acquisition [Line Items]
Price of acquisition, expected				$ 29,000,000
Voting interest to be acquired (in percent)				100.00%